INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Raw materials	$ 1,638	$ 1,447
Work in process	1,203	1,153
Finished products	3,321	3,284
Total Inventories	6,162	5,884
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Inventory [Line Items]
Inventories	$ 394
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Inventory [Line Items]
Inventories		$ 197